                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ];   Amendment Number: _____
  This Amendment (Check only one.):      [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            MD Sass Investors Services Inc.
Address:         1185 Avenue of the Americas,
                 18th Floor,
                 New York, NY 10036

Form 13F File Number: 28- 04057

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Christopher J. Dunn
Title:           Senior Vice President
Phone:           (212) 843-8956

Signature, Place, and Date of Signing:

/s/ Christopher J. Dunn          New York, New York           November 14, 2006
-----------------------          ------------------           -----------------
      [Signature]                   [City, State]                   [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] I3F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number Name

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             3
                                                      ----------

Form 13F Information Table Entry Total:               12,599,865
                                                      ----------

Form 13F Information Table Value Total:                  297,801 (thousands)
                                                         -------

List of Other Included Managers:

1) Resurgence Asset Management, LLC;

2) Resurgence Asset Management International, LLC;

3) Re/Enterprise Asset Management, LLC

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number             Name

         801-57150                Resurgence Asset Management, LLC
         ----------------

         801-54100                Resurgence Asset Management International, LLC
         ----------------

         801-56388                Re/Enterprise Asset Management, LLC
         ----------------

                           FORM 13F INFORMATION TABLE

                                 TITLE OF                 VALUE    SHARES/  SH/  PUT/  INVSTMT  OTHER          VOTING AUTHORITY
     NAME OF ISSUER               CLASS         CUSIP    (X$1000)  PRN AMT  PRN  CALL  DSCRETN MANAGERS     SOLE     SHARED   NONE
------------------------------ ----------     ---------  --------  -------- ---  ----  ------- ---------  --------  -------  ------
AMB PROPERTY CORP              COMMON         00163T109     1185     21500   SH         SOLE                21500     0           0
ALICO INC                      COMMON         016230104     4279     73127   SH         SOLE                73127     0           0
ALLSTATE CORP                  COMMON         020002101     1443     23000   SH         SOLE                23000     0           0
AMERICAN BANCORP N J INC       COMMON         02407E104      991     83662   SH         SOLE                83662     0           0
AMERICAN EXPRESS CO            COMMON         025816109     1626     29000   SH         SOLE                29000     0           0
AMYLIN PHARMACEUTICALS IN      COMMON         032346108     5244    119000   SH         SOLE               119000     0           0
ARCHSTONE SMITH TR             COMMON         039583109     1655     30400   SH         SOLE                30400     0           0
ARRIS GROUP INC                COMMON         04269Q100     6649    580200   SH         SOLE               580200     0           0
ASTORIA FINL CORP              COMMON         046265104     1113     36100   SH         SOLE                36100     0           0
AVALONBAY CMNTYS INC           COMMON         053484101      759      6300   SH         SOLE                 6300     0           0
AVENTINE RENEWABLE ENERGY      COMMON         05356X403      729     34100   SH         SOLE                34100     0           0
BAKER HUGHES INC               COMMON         057224107     5855     85850   SH         SOLE                82550     0        3300
BANK OF AMERICA CORP           COMMON         060505104     1677     31300   SH         SOLE                31300     0           0
BANK NEW YORK INC              COMMON         064057102     1389     39400   SH         SOLE                39400     0           0
BED BATH & BEYOND INC          COMMON         075896100     9779    255600   SH         SOLE               242500     0       13100
BOSTON PROPERTIES INC          COMMON         101121101     1695     16400   SH         SOLE                16400     0           0
BROOKFIELD PPTYS CORP          COMMON         112900105      749     21200   SH         SOLE                21200     0           0
CIT GROUP INC                  COMMON         125581108      914     18800   SH         SOLE                18800     0           0
CHICOS FAS INC                 COMMON         168615102     3576    166100   SH         SOLE               156500     0        9600
CITIGROUP INC                  COMMON         172967101     9336    187966   SH         SOLE               179066     0        8900
COMPASS BANCSHARES INC         COMMON         20449H109     1359     23851   SH         SOLE                23851     0           0
COPART INC                     COMMON         217204106     2582     91600   SH         SOLE                80500     0       11100
COUNTRYWIDE FINANCIAL COR      COMMON         222372104      350     10000   SH         SOLE                10000     0           0
DIAMOND OFFSHORE DRILLING      COMMON         25271C102     3955     54650   SH         SOLE                51750     0        2900
DIAMONDROCK HOSPITALITY C      COMMON         252784301      606     36500   SH         SOLE                36500     0           0
E TRADE FINANCIAL CORP         COMMON         269246104      280     11700   SH         SOLE                11700     0           0
EASTGROUP PPTY INC             COMMON         277276101      823     16500   SH         SOLE                16500     0           0
EDWARDS AG INC                 COMMON         281760108     2049     38450   SH         SOLE                32600     0        5850
EQUITY RESIDENTIAL             SH BEN INT     29476L107      890     17600   SH         SOLE                17600     0           0
FIDELITY NATL TITLE GROUP      COMMON         31620R105     3917    186900   SH         SOLE               176400     0       10500
FLUSHING FINL CORP             COMMON         343873105     1516     86646   SH         SOLE                86646     0           0
GENERAL ELEC CO                COMMON         369604103     3654    103500   SH         SOLE                89900     0       13600
GENERAL GROWTH PPTYS INC       COMMON         370021107      791     16600   SH         SOLE                16600     0           0
GETTY IMAGES INC               COMMON         374276103     6881    138500   SH         SOLE               131000     0        7500
GOOGLE INC                     COMMON         38259P508     6953     17300   SH         SOLE                17300     0           0
GENERAL ELECTRIC CO            CALL           3LG990121      575      1000   SH   CALL  SOLE                 1000     0           0
GENERAL ELECTRIC CO            CALL           3LG990261      922       870   SH   CALL  SOLE                  870     0           0
HRPT PPTYS TR                  COM SH BEN INT 40426W101      225     18800   SH         SOLE                18800     0           0
HARLEY DAVIDSON INC            COMMON         412822108     5346     85200   SH         SOLE                79600     0        5600
HILTON HOTELS CORP             COMMON         432848109    11076    397700   SH         SOLE               378400     0       19300
HOME PROPERTIES INC            COMMON         437306103     1080     18900   SH         SOLE                18900     0           0
HOST MARRIOTT CORP NEW         COMMON         44107P104     1292     56334   SH         SOLE                56334     0           0
HUDSON CITY BANCORP            COMMON         443683107      742     56000   SH         SOLE                56000     0           0
INNKEEPERS USA TR              COMMON         4576J0104      842     51700   SH         SOLE                51700     0           0
INTEL CORP                     COMMON         458140100     5372    261150   SH         SOLE               243300     0       17850
INVESTORS BANCORP INC          COMMON         46146P102      536     35599   SH         SOLE                35599     0           0
J P MORGAN CHASE & CO          COMMON         46625H100     9237    196700   SH         SOLE               185900     0       10800
JOHNSON & JOHNSON              COMMON         478160104     3182     49000   SH         SOLE                43200     0        5800
JOY GLOBAL INC                 COMMON         481165108     6787    180650   SH         SOLE               170400     0       10250
KITTY HAWK INC                 COMMON         498326206     3419   4440573   SH         DEFINED 1,2,3     4440573     0           0
LASALLE HOTEL PPTYS            COMMON         517942108      407      9400   SH         SOLE                 9400     0           0
MEMC ELECTR MATLS INC          COMMON         552715104     5469    149300   SH         SOLE               149300     0           0
MSC INDL DIRECT INC            COMMON         553530106     7838    192400   SH         SOLE               180250     0       12150
MACERICH CO                    COMMON         554382101     1229     16100   SH         SOLE                16100     0           0
MACK CALI RLTY CORP            COMMON         554489104      466      9000   SH         SOLE                 9000     0           0
MAGUIRE PPTYS INC              COMMON         559775101      403      9900   SH         SOLE                 9900     0           0
MARSHALL & ILSLEY CORP         COMMON         571834100      313      6500   SH         SOLE                 6500     0           0
MERRILL LYNCH & CO INC         COMMON         590188108     1181     15100   SH         SOLE                15100     0           0
METLIFE INC                    COMMON         59156R108     8851    156150   SH         SOLE               147700     0        8450
MIRANT CORP NEW                COMMON         60467R100    13445    492310   SH         DEFINED 1,2,3      492310     0           0
MORGAN STANLEY                 COMMON         617446448     1247     17100   SH         SOLE                17100     0           0
NORDSON CORP                   COMMON         655663102     6731    168855   SH         SOLE               159805     0        9050
PFF BANCORP INC                COMMON         69331W104      648     17500   SH         SOLE                17500     0           0
PNC FINL SVCS GROUP INC        COMMON         693475105      985     13600   SH         SOLE                13600     0           0
PEABODY ENERGY CORP            COMMON         704549104     4009    109000   SH         SOLE               103300     0        5700
PENN NATL GAMING INC           COMMON         707569109     6674    182743   SH         SOLE               182743     0           0
PFIZER INC                     COMMON         717081103     8292    292390   SH         SOLE               277050     0       15340
PRICE T ROWE GROUP INC         COMMON         74144T108     1689     35300   SH         SOLE                28800     0        6500
PROGRESSIVE CORP OHIO          COMMON         743315103     8098    330000   SH         SOLE               310400     0       19600
PROLOGIS                       SH BEN INT     743410102     1398     24500   SH         SOLE                24500     0           0
PRUDENTIAL FINL INC            COMMON         744320102     1243     16300   SH         SOLE                16300     0           0
RECKSON ASSOCS RLTY CORP       COMMON         75621K106     1288     30100   SH         SOLE                30100     0           0
REGENCY CTRS CORP              COMMON         758849103     1547     22500   SH         SOLE                22500     0           0
SEI INVESTMENTS CO             COMMON         784117103     2579     45900   SH         SOLE                40100     0        5800
SCHWAB CHARLES CORP NEW        COMMON         808513105      573     32000   SH         SOLE                32000     0           0
SIMON PPTY GROUP INC NEW       COMMON         828806109     1758     19400   SH         SOLE                19400     0           0
SOVRAN SELF STORAGE INC        COMMON         84610H108     1489     26800   SH         SOLE                26800     0           0
SPRINT NEXTEL CORP             COMMON         852061100     5374    313354   SH         SOLE               293254     0       20100
STARWOOD HOTELS&RESORTS W      COMMON         85590A401     8544    149400   SH         SOLE               140300     0        9100
SUNSTONE HOTEL INVS INC N      COMMON         867892101      568     19100   SH         SOLE                19100     0           0
SUPERIOR ENERGY SVCS INC       COMMON         868157108     4123    157000   SH         SOLE               151300     0        5700
TANGER FACTORY OUTLET CT       COMMON         875465106      616     17300   SH         SOLE                17300     0           0
3M CO                          COMMON         88579Y101     9463    127150   SH         SOLE               120700     0        6450
US BANCORP DEL                 COM NEW        902973304      897     27000   SH         SOLE                27000     0           0
UNITED DOMINION REALTY T       COMMON         910197102      963     31900   SH         SOLE                31900     0           0
VALLEY NATL BANCORP            COMMON         919794107     1023     40000   SH         SOLE                40000     0           0
VINEYARD NATL BANCORP          COMMON         927426106      778     29975   SH         SOLE                29975     0           0
VORNADO RLTY TR                SH BEN INT     929042109     1635     15000   SH         SOLE                15000     0           0
WSFS FINL CORP                 COMMON         929328102      427      6866   SH         SOLE                 6866     0           0
WACHOVIA CORP 2ND NEW          COMMON         929903102     1122     20100   SH         SOLE                20100     0           0
WASHINGTON GROUP INTL IN       COM NEW        938862208     1161     19721   SH         DEFINED 1,2,3       19721     0           0
WASHINGTON REAL ESTATE IN      SH BEN INT     939653101     1019     25600   SH         SOLE                25600     0           0
WEBSITE PROS INC               COMMON         94769V105     2715    250000   SH         SOLE               250000     0           0
WELLS FARGO & CO NEW           COMMON         949746101     1686     46600   SH         SOLE                46600     0           0
ACE LTD                        COMMON         G0070K103      279      5100   SH         SOLE                 5100     0           0
TRANSOCEAN INC                 COMMON         G90078109     4423     60400   SH         SOLE                56850     0        3550
UBS AG                         COMMON         H89231338    11046    186250   SH         SOLE               177400     0        8850
STEINER LEISURE LTD            COMMON         P8744Y102     2204     52423   SH         SOLE                52423     0           0

TOTAL VALUE (X$1000):                        297801
TOTAL SHARES PRN/AMT:                      12599865

TOTAL SOLE SHARES/PRN AMT:                 12307575
TOTAL SHARED SHARES/PRN AMT:                      0
TOTAL NONE SHARES/PRN AMT:                   292290


LIST OF OTHER INCLUDED MANAGERS: : 1) RESURGENCE ASSET MANAGEMENT, LLC; 2) RESURGENCE ASSET MANAGEMENT INTERNATIONAL, LLC; 3) RE/ENTERPRISE ASSET MANAGEMENT, LLC